Shareholder Report, Line Graph (Details) 74200198100_Franklin Retirement Advantage Plus 2070 Fund_Class R5_TSR Annual {Class R5} - USD ($)													12 Months Ended
	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Aug. 01, 2025	Jul. 31, 2026
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name													Class R5
Accumulated Value	$ 11,593	$ 11,542	$ 11,086	$ 10,205	$ 10,762	$ 10,762	$ 10,752	$ 10,790	$ 10,710	$ 10,510	$ 10,210	$ 10,000	$ 11,492
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	12,016	12,053	11,472	10,410	10,955	11,007	10,839	10,841	10,811	10,585	10,231	10,000	$ 11,960
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	10,407	10,382	10,349	10,338	10,523	10,354	10,343	10,358	10,294	10,230	10,120	10,000	$ 10,271
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Target Date To 2065+ Index
Accumulated Value	$ 12,083	$ 12,131	$ 11,642	$ 10,676	$ 11,393	$ 11,207	$ 10,885	$ 10,798	$ 10,749	$ 10,576	$ 10,274	$ 10,000	$ 12,066